Intangible Assets Acquired from Acquisition (Detail) - FCI, Centronix and Shannon - Development technology - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Line Items]
Cost	$ 8,381	$ 8,381
Accumulated Impairment	0	0
Accumulated Amortization	(3,154)	(1,051)
Net Carrying Amount	$ 5,227	$ 7,330